Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders Equity
Schedule of divided into registered book-entry shares with no par value

	Thousand of shares
			2024			2023
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	138,618	164,502	303,120	124,804	150,621	275,425
Foreign residents	3,680,077	3,515,334	7,195,411	3,693,891	3,529,215	7,223,106
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(19,452)	(19,452)	(38,904)	(27,193)	(27,193)	(54,386)
Total outstanding	3,799,243	3,660,384	7,459,627	3,791,502	3,652,643	7,444,145

Schedule of distribution of dividends and interest on equity

	2024
		Real per Thousand Shares / Units
	Thousand of Reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Interest on Capital (1)(5)	1,500,000	191.84	221.02	412.86	163.06	179.37	342.43
Interest on Capital (2)(5)	1,500,000	191.62	210.78	402.40	162.88	179.16	342.04
Interest on Capital (3)(5)	1,500,000	191.67	210.83	402.50	162.92	179.21	342.13
Interest on Capital (4)(5)	1,300,000	166.10	182.71	348.81	141.18	155.30	296.48
Dividends (4)(5)	200,000	25.55	28.11	53.66	25.55	28.11	53.66
Total	6,000,000
(1)	Deliberated by the Board of Directors on January 11, 2024, paid on February 8, 2024, without any remuneration as monetary adjustment.
(2)	Deliberated by the Board of Directors on April 10, 2024, paid on May 15, 2024, without any remuneration as monetary adjustment.
(3)	Deliberated by the Board of Directors on July 10, 2024, paid on August 9, 2024, without any remuneration as monetary adjustment.
(4)	Deliberated by the Board of Directors on October 10, 2024, paid on November 8, 2024, without any remuneration as monetary adjustment.
(5)	They were fully attributed to the mandatory minimum dividends distributed by the Bank for the 2024 financial year.

	2023
		Real per Thousand Shares / Units
	Thousand of Reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Interest on Capital (1)(5)	1,700,000	217.92	239.71	457.63	185.23	203.75	388.98
Interest on Capital (2)(5)	1,500,000	192.03	211.23	403.26	163.22	179.55	342.77
Interest on Capital (3)(5)	1,500,000	192.07	211.28	403.35	163.26	179.58	342.84
Interest on Capital (4)(5)	1,120,000	143.42	157.76	301.18	121.91	134.10	256.00
Dividends (4)(5)	380,000	48.66	53.53	102.19	48.66	53.53	102.19
Total	6,200,000
(1)	Approved by the Board of Directors on January 19, 2023, paid on March 6, 2023, without any remuneration as monetary adjustment.
(2)	Approved by the Board of Directors on April 13, 2023, paid on May 15, 2023, without any remuneration as monetary adjustment.
(3)	Approved by the Board of Directors on July 13, 2023, paid on August 16, 2023, without any remuneration as monetary adjustment.
(4)	Approved by the Board of Directors on October 10, 2023, paid on November 10, 2023, without any remuneration as monetary adjustment.
(5)	They were fully attributed to the mandatory minimum dividends distributed by the Bank for the 2023 financial year.

Schedule of treasury shares

	2024	2023
	Quantity	Quantity
	Units	Units
Treasury shares at beginning of the period	27,193	31,161
Shares Acquisitions	2,770	1,272
Payment - Share-based compensation	(10,511)	(5,240)
Treasury shares at end of the period	19,452	27,193
Balance of Treasury Shares in thousand of Reais	R$882,936	R$1,105,012
Emission Costs in thousands of Reais	R$1,771	R$1,771
Balance of Treasury Shares in thousands of Reais	R$884,707	R$1,106,783

Schedule of cost share price

Cost/Share Price	Units	Units
Minimum cost (*)	R$7.55	R$7.55
Weighted average cost (*)	R$27.46	R$27.62
Maximum cost (*)	R$49.55	R$49.55
Share Price	R$24.93	R$31.00
(*)	Since the beginning of trading on the stock exchange.